Employee benefits - Pension and other post-employment benefits	3 Months Ended
Jan. 31, 2019
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Employee benefits - Pension and other post-employment benefits
Note 7 Employee benefits – Pension and other post-employment benefits

We offer a number of defined benefit and defined contribution plans which provide pension and post-employment benefits to eligible employees. The following tables present the composition of our pension and other post-employment benefit expense and the effects of remeasurements recorded in other comprehensive income.

Pension and other post-employment benefit expense

	For the three months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	January 31 2019	January 31 2018	January 31 2019	January 31 2018
Current service costs	$74	$89	$10	$10
Net interest expense (income)	(5)	2	16	16
Remeasurements of other long term benefits	–	–	2	–
Administrative expense	4	4	–	–
Defined benefit pension expense	$73	$95	$28	$26
Defined contribution pension expense	61	52	–	–
	$134	$147	$28	$26

Pension and other post-employment benefit remeasurements (1)

	For the three months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	January 31 2019	January 31 2018	January 31 2019	January 31 2018
Actuarial (gains) losses:
Changes in financial assumptions	$607	$18	$57	$–
Experience adjustments	–	–	(1)	(2)
Return on plan assets (excluding interest based on discount rate)	(144)	(85)	–	–
	$463	$(67)	$56	$(2)

(1)	Market based assumptions, including Changes in financial assumptions and Return on plan assets, are reviewed on a quarterly basis. All other assumptions are updated during our annual review of plan assumptions.